Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000877233
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 20, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 20, 2017
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016